FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) - 12 months ended Dec. 30, 2018 - Foreign currency risk - Cash flow hedges
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	USD ($)	CAD ($)	MXN ($)	EUR (€)	GBP (£)	AUD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 158,308
Financial assets, carrying value	4,099
Financial liabilities, carrying value	(1,199)
Net financial assets (liabilities)	$ 2,900
Minimum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	0 months
Maximum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	12 months
Sell GBP/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 37,703				£ 28,510
Average exchange rate	1.3224
Financial assets, carrying value	$ 1,366
Financial liabilities, carrying value	0
Net financial assets (liabilities)	1,366
Sell EUR/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 37,551			€ 31,578
Average exchange rate	1.1892
Financial assets, carrying value	$ 1,004
Financial liabilities, carrying value	(19)
Net financial assets (liabilities)	985
Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 25,776	$ 33,114
Average exchange rate	0.7784
Financial assets, carrying value	$ 1,369
Financial liabilities, carrying value	0
Net financial assets (liabilities)	1,369
Buy CAD/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 47,712	$ 62,921
Average exchange rate	0.7583
Financial assets, carrying value	$ 0
Financial liabilities, carrying value	(1,180)
Net financial assets (liabilities)	(1,180)
Sell AUD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 5,800					$ 7,941
Average exchange rate	0.7304
Financial assets, carrying value	$ 198
Financial liabilities, carrying value	0
Net financial assets (liabilities)	198
Buy MXN/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 3,766		$ 79,275
Average exchange rate	0.0475
Financial assets, carrying value	$ 162
Financial liabilities, carrying value	0
Net financial assets (liabilities)	$ 162